Preferred Stock - Additional Information (Details)	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2018	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Class of Stock
Proceeds from the issuance of redeemable convertible preferred stock			$ 76,617,000	$ 24,908,000	$ 24,908,000	$ 18,218,000
Dividends, Preferred Stock, Cash			$ 0		$ 0
Stock split		10	10		10
Number of Shares of Class B Common Stock Converted for Each Preferred Stock Shares | shares					10
Remeasurement of Redeemable Convertible Preferred Stock to Fair Value, Adjustments	$ 62,500,000		$ 866,000,000	62,500,000	$ 62,500,000	18,800,000
Mandatorily Redeemable Preferred Stock, Fair Value Disclosure	156,300,000		$ 1,100,000,000	$ 156,300,000	$ 156,300,000	$ 54,100,000
Series D One Preferred Stock [Member]
Class of Stock
Proceeds from the issuance of redeemable convertible preferred stock	$ 25,000,000
Shares Issued, Price Per Share | $ / shares	$ 16.0746		$ 16.0746	$ 16.0746	$ 16.0746
Series D One Preferred Stock [Member] | 2018 Convertible Promissory Notes
Class of Stock
Conversion of Stock, Amount Converted	$ 9,800,000